Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Preferred stock	Common stock	Additional paid-in capital	Retained earnings		Accumulated other comprehensive (loss), net of tax	Treasury stock	Non-redeemable noncontrolling interests of consolidated investment management funds	Redeemable non- controlling interests/ temporary equity
Beginning balance at Dec. 31, 2020		$ 45,944	[1]	$ 4,541	$ 14	$ 27,823	$ 34,241		$ (985)	$ (19,833)	$ 143	$ 176
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests												48
Redemption of subsidiary shares from noncontrolling interests												(94)
Other net changes in noncontrolling interests		5				(36)					41	29
Net income (loss)		3,771					3,759				12
Other comprehensive (loss) income		(1,228)							(1,228)
Other comprehensive (loss)		2										2
Dividends:
Common stock	[2]	(1,126)					(1,126)
Preferred stock		(197)					(197)
Preferred stock		(207)
Repurchase of common stock		(4,567)								(4,567)
Common stock issued under employee benefit plans		18				18
Preferred stock redemption		(1,000)		(1,000)
Preferred stock issued		1,287		1,287
Stock awards and options exercised		323				323
Amortization of preferred stock discount		0		10			(10)
Ending balance at Dec. 31, 2021		43,230	[1],[3]	4,838	14	28,128	36,667		(2,213)	(24,400)	196	161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests												31
Redemption of subsidiary shares from noncontrolling interests												(31)
Other net changes in noncontrolling interests		(132)				44					(176)	(37)
Net income (loss)		2,560					2,573				(13)
Other comprehensive (loss) income		(3,753)							(3,753)
Other comprehensive (loss)		(13)										(13)
Dividends:
Common stock	[4]	(1,165)					(1,165)
Preferred stock		(211)					(211)
Repurchase of common stock		(124)								(124)
Common stock issued under employee benefit plans		20				20
Stock awards and options exercised		316				316
Other												(2)
Ending balance at Dec. 31, 2022		40,741	[3],[5]	4,838	14	28,508	37,864		(5,966)	(24,524)	7	109
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued to shareholders of noncontrolling interests												38
Redemption of subsidiary shares from noncontrolling interests												(54)
Other net changes in noncontrolling interests		57				16					41	(12)
Net income (loss)		3,288					3,286				2
Other comprehensive (loss) income		1,073							1,073
Other comprehensive (loss)		0										0
Dividends:
Common stock		(1,262)					(1,262)	[6]
Preferred stock		(225)					(225)
Preferred stock		(235)
Repurchase of common stock		(2,604)								(2,604)
Common stock issued under employee benefit plans		20				20
Preferred stock redemption		(500)		(500)
Stock awards and options exercised		364				364
Amortization of preferred stock discount		0		5			(5)
Excise tax on share repurchases		(23)								(23)
Excise tax on preferred stock redemption		(5)					(5)
Other												4
Ending balance at Dec. 31, 2023		$ 40,924	[5]	$ 4,343	$ 14	$ 28,908	$ 39,653		$ (4,893)	$ (27,151)	$ 50	$ 85

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $41,260 million at Dec. 31, 2020 and $38,196 million at Dec. 31, 2021.
[2]	Includes dividend-equivalents on share-based awards.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,196 million at Dec. 31, 2021 and $35,896 million at Dec. 31, 2022.
[4]	Includes dividend-equivalents on share-based awards.
[5]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,896 million at Dec. 31, 2022 and $36,531 million at Dec. 31, 2023.
[6]	Includes dividend-equivalents on share-based awards